Basic and Diluted Loss Per Ordinary Share - Schedule of Basic and Diluted Loss Per Share (Detail) - GBP (£) £ / shares in Units, £ in Thousands, shares in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings Per Share [Abstract]
Loss for the period	£ (6,995)	£ (5,414)	£ (13,833)	£ (13,281)
Basic and diluted weighted average number of shares	56,660	52,389	55,119	52,384
Basic loss per ordinary share	£ (0.12)	£ (0.1)	£ (0.25)	£ (0.25)
Diluted loss per ordinary share	£ (0.12)	£ (0.1)	£ (0.25)	£ (0.25)